Accumulated other comprehensive income, net of tax (Tables)	6 Months Ended
Sep. 30, 2019
Changes in Each Component of AOCI
Changes in each component of AOCI for the six months ended September 30, 2018 and 2019 are as follows:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
AOCI, balance at beginning of period, previously reported	1,741,894	164,021
Cumulative effect of change in accounting principles (1)	(1,535,142)	(1,052)
AOCI, balance at beginning of period, adjusted	206,752	162,969
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period, previously reported	1,556,585	22,019
Cumulative effect of change in accounting principles (1)	(1,525,064)	—
Balance at beginning of period, adjusted	31,521	22,019
Unrealized holding gains (losses) during period	(25,155)	25,843
Less: reclassification adjustments for losses (gains) included in net income	(862)	(20,824)

Change during period	(26,017)	5,019

Balance at end of period	5,504	27,038

Foreign currency translation adjustments:
Balance at beginning of period, previously reported	(35,076)	(58,558)
Cumulative effect of change in accounting principles (1)	—	(1,052)
Balance at beginning of period, adjusted	(35,076)	(59,610)
Foreign currency translation adjustments during period	7,678	(63,466)
Less: reclassification adjustments for losses (gains) included in net income	—	—

Change during period	7,678	(63,466)

Balance at end of period	(27,398)	(123,076)

Pension liability adjustments:
Balance at beginning of period	220,385	196,446
Unrealized gains (losses) during period	(218)	(1,720)
Less: reclassification adjustments for losses (gains) included in net income	(2,916)	(2,130)

Change during period	(3,134)	(3,850)

Balance at end of period	217,251	192,596
Own credit risk adjustments (2) :
Balance at beginning of period, previously reported	—	4,114
Cumulative effect of change in accounting principles (1)	(10,078)	—
Balance at beginning of period, adjusted	(10,078)	4,114
Unrealized gains (losses) during period	2,656	7,320
Less: reclassification adjustments for losses (gains) included in net income	(20)	(1,277)

Change during period	2,636	6,043

Balance at end of period	(7,442)	10,157

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	(18,837)	(56,254)

AOCI, balance at end of period	187,915	106,715

Notes:
(1)	See Note 2 “Recently issued accounting pronouncements” for further details of the cumulative-effect adjustment for AOCI.
(2)
The MHFG Group adopted ASU
No.2016-01
on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Recently issued accounting pronouncements” for further details.

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income
The following table shows the amounts reclassified out of AOCI into net income during the six months ended September 30, 2019:

	Six months ended September 30, 2019
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	30,013	(9,192)	20,821	3	20,824	Investment gains (losses)—net
Pension liability adjustments	3,155	(937)	2,218	(88)	2,130	Salaries and employee benefits
Own credit risk adjustments	1,921	(588)	1,333	(56)	1,277	Other noninterest income (expenses)

Total	35,089	(10,717)	24,372	(141)	24,231

Notes:
(1)	The financial statement line item in which the amounts in the Before tax column are reported in the Consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the Tax effect and the Net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.